Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Components of Federal and State Income Tax Expense

The components of federal and state income tax expense are as follows (in thousands):

	Year Ended December 31,
	2012	2011
Current
Federal	$—	$—
State	—	—

Total current	—	—
Deferred
Federal	(1,903)	(884)
State	(484)	(229)

Total deferred	(2,387)	(1,113)
Valuation allowance	2,387	1,113

Total income tax expense	$—	$—

Components of Net Deferred Tax Assets

The components of net deferred tax assets are as follows (in thousands):

	As of December 31,
	2012	2011
Net operating loss carryforwards	$3,054	$986
Tax credit carryforwards	3	—
Stock based compensation	282	—
Other timing differences	105	127
Licensing deduction deferral	57	—

Gross deferred tax assets	3,501	1,113
Valuation allowance	(3,501)	(1,113)

Net deferred tax asset	$—	$—